Loans, Borrowing and Other Financial Liabilities (Details) - Schedule of Balance Loans Borrowing and Other Financial Liability - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Loans Borrowing and Other Financial Liability [Abstract]
Bank loans		$ 815,674	$ 791,098
Put option on non-controlling interests	[1]	442,342	651,899
Letters of credit		8,189	12,587
Total loans, borrowing and other financial liabilities		1,266,205	1,455,584
Current		1,029,394	915,604
Non-current		$ 236,811	$ 539,980

[1]	Represents the put option liability on part of the non-controlling interest in Grupo Disco Uruguay S.A. Exito Group has a non-controlling interest in Grupo Disco Uruguay S.A. of 30.85%, (December 31, 2022 - 37.51%) of which 23.16% (December 31, 2022 - 29.82%) is subject to a put option held by non-controlling shareholders. Such put option is exercisable by the holders at any time until expiry on June 30, 2025. The put option exercise price is the greater of following three measures: (i) a fixed price per share of $0.30 in US dollars as stated in the put option contract adjusted at a rate of 5% per year, (ii) a multiple of 6 times the average EBITDA of the last two years minus the net debt of Grupo Disco Uruguay S.A. as of the exercise date, or (iii) a multiple of 12 times the average net income of the past two years of the Grupo Disco Uruguay S.A. On December 31, 2023, the greater of these three measures was the updated fixed price in US dollars.